Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of material related party transactions

(i) Provision of service

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Miaoyu	—	—	481
Chengdu Zhisu	1,176	—	—
Xingying	1,157	681	—
First BCC	—	2,012	372
Others	124	213	—

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	8,330	4,954	—
Zhejiang Xinyang	—	500	—

(iii) Repayment of the loan advanced to the related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	18,620	13,230	—
Zhejiang Xinyang	—	—	500

(iv) Interest income from related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	868	377	—

(v) Impairment of amount due from related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sharing New Medical	—	13,843	—

(vi) Cost of revenues and expense occurred to the related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Yicai	—	—	1,305
Beijing Mevos	716	274	780
Future Light	1,696	1,149	909
Miaoyu	—	—	202
Beijing Souyang	318	—	—
Yinchuxing	412	412	—
Chutian	134	134	—
Others	189	168	247

Schedule of amount due from/ to related parties

	As of December 31,
	2024	2025
	RMB	RMB
Yicai	—	557
Beijing Souyang	638	—
First BCC	—	62
Yinchuxing	50	50
Zhejiang Xinyang	500	—
Others	30	105

	As of December 31,
	2024	2025
	RMB	RMB
Zhejiang Xinyang	—	500
Beijing Mevos	65	65
First BCC	412	—
Others	—	53